Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES:
Net Income	$ (602,258)	$ (2,467,101)	$ 1,811,817	$ 2,872,433	$ (3,069,359)	$ 4,684,250	$ 4,464,079	$ 3,340,238
Adj. to reconcile net income to net cash flow
Interest income on investments held in Trust Account	(169,912)		(2,100,063)		(404,765)	(5,297,061)	(5,813,213)	(4,316,583)
Interest expense – debt discount							8,966
Change in fair value of convertible note					391,494
Decrease (increase) in current assets
Prepaid expenses					38,171	259,720	599,440	(680,663)
Due from Sponsor					(299,921)
Increase (decrease) in current liabilities
Accounts payable and accrued expenses					432,072	(78,967)	(28,629)	125,533
Due to affiliate					60,000	60,000	116,250	122,689
Net cash flow provided by operating activities					(2,852,308)	(372,058)	(653,107)	(1,408,786)
INVESTING ACTIVITIES:
Cash deposited to Trust Account								(294,687,500)
Cash withdrawn from Trust Account in connection with redemptions					13,781,323	284,283,159	284,916,127
Net cash flow provided by investing activities					13,781,323	284,283,159	284,916,127	(294,687,500)
FINANCING ACTIVITIES:
Proceeds from Subscription Agreement loan					2,558,941
Proceeds from Initial Public Offering net of underwriting fees								282,500,000
Proceeds from sale of private units								14,645,000
Repayment of promissory note - related party								(252,915)
Proceeds from Sponsor note							155,848
Payment of offering costs								(298,540)
Proceeds from Loan and Transfer Payable					293,367
Redemption of ordinary shares					(13,781,323)	(284,283,159)	(284,916,127)
Net cash flow provided by financing activities					(10,929,015)	(284,283,159)	(284,760,279)	296,593,545
Net increase (decrease) in cash						(372,058)	(497,259)	497,259
Cash at beginning of period				497,259		497,259	497,259
Cash at end of period			125,201			125,201		497,259
Supplemental disclosure of cash flow information:
Initial value of Class A ordinary shares subject to possible redemption								294,687,500
Deferred underwriting commissions payable charged to additional paid in capital							(10,812,500)	10,812,500
Conversion of Class B shares to Class A							719
Forgiveness of the deferred underwriting commissions payable charged to additional paid in capital						(10,812,500)
Remeasurement of Class A ordinary shares to redemption value					404,765	5,297,061	5,813,213	33,209,323
Sponsor shares contributed for no redemption of shares					784,302	118,298	118,298
Aspire Biopharma Inc [Member]
OPERATING ACTIVITIES:
Net Income	(96,923)		(90,272)		(327,743)	(216,751)	(359,071)	(597,117)	(464,173)
Adj. to reconcile net income to net cash flow
Depreciation and amortization
Interest expense – debt discount
Decrease (increase) in current assets
Prepaid expenses					5,000	(22,500)	(12,500)	(22,500)
Subscription Receivable
Decrease (increase) in total current assets					5,000	(22,500)	(12,500)	(22,500)
Increase (decrease) in current liabilities
Accounts payable					(11,244)	45,205	50,038	102,734
Short-term loans from shareholders					84,772	203,825	332,669	(68,576)
Accrued expense					38,258	38,258	75,902	42,554
Increase (decrease) in total current liabilities					111,786	287,288	458,609	76,712
Net cash flow provided by operating activities					(210,957)	48,037	87,038	(542,905)
INVESTING ACTIVITIES:
Intangible assets, net					(38,258)	(38,258)	(75,902)	(1,042,553)
Net cash flow provided by investing activities					(38,258)	(38,258)	(75,902)	(1,042,553)
FINANCING ACTIVITIES:
Subscription Receivable								400,000
Contingent liabilities, SEC
Common stock, par value $0.005					161			20,150
Additional paid in capital					257,484			979,850
Net cash flow provided by financing activities					257,645			1,400,000
Net increase (decrease) in cash					8,430	9,779	11,136	(185,458)
Cash at beginning of period		$ 11,174		$ 38	11,174	38	38	185,496
Cash at end of period	$ 19,604		$ 9,817		$ 19,604	$ 9,817	11,174	38	$ 185,496
Supplemental disclosure of cash flow information:
Contingent liability, SEC related to intangible assets							$ 75,902	$ 3,852,552